2. GOING CONCERN (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Net loss	$ 5,462,678		$ (2,731,898)	$ (2,409,756)
CASH (USED IN) OPERATING ACTIVITIES	2,486,603	(406,543)	58,174	1,312,291
Accumulated Deficit	19,378,609		13,915,931	11,184,033
Current liabilities exceeded its current assets			2
Cash			$ 1,141,165